Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 2,234,218,853	$ 2,370,971,259
Cash and cash equivalents	383,399,319	563,291,290	$ 875,213,699	$ 309,975,140
Other current financial assets	19,518,512	67,736,634
Other current non-financial assets	153,163,381	100,497,325
Trade and other receivables, current	1,489,965,233	1,449,294,549
Current receivables due from related parties	42,783,336	50,274,125
Inventories	65,168,573	58,761,879
Current tax assets	80,220,499	81,115,457
TOTAL NON-CURRENT ASSETS	10,485,678,731	9,462,749,777
Other non-current financial assets	4,646,303	11,602,385
Other non-current non-financial assets	148,597,823	238,393,864
Trade and other non-current receivables	1,159,251,669	903,678,141
Investments accounted for using the equity method	32,703,763	25,353,785	17,752,778
Intangible assets other than goodwill	293,348,456	195,009,500	191,441,263
Goodwill	889,242,912	884,464,658	883,613,429
Property, plant and equipment	7,552,861,067	6,850,184,820	6,572,353,994
Investment property	7,175,892	7,340,561	7,348,262
Right-of-use-assets	272,610,975	269,052,555
Deferred tax assets	125,239,871	77,669,508
TOTAL ASSETS	12,719,897,584	11,833,721,036
TOTAL CURRENT LIABILITIES	2,243,487,401	2,793,918,344
Other current financial liabilities	83,705,578	615,014,915
Current lease liabilities	26,886,119	24,138,193
Trade and other payables, current	1,530,434,532	1,464,491,965
Current Payable to related parties	298,301,928	462,578,466
Other current provisions	51,351,795	25,152,710
Current tax liabilities	189,070,151	160,107,212
Other current non-financial liabilities	63,737,298	42,434,883
TOTAL NON-CURRENT LIABILITIES	5,150,030,668	4,278,916,420
Other non-current financial liabilities	2,373,962,103	1,904,512,941
Non-current lease liabilities	267,718,931	243,924,027
Trade and other payables, non-current	966,072,117	595,534,857
Non-Current payables to related parties	1,015,904,873	1,034,791,219
Other long-term provisions	215,266,701	211,600,686
Deferred tax liabilities	207,896,524	172,512,663
Non-current provisions for employee benefits	65,598,156	62,820,044	62,699,415
Other non-current non-financial liabilities	37,611,263	53,219,983
TOTAL EQUITY	5,326,379,515	4,760,886,272	4,388,939,303	3,346,492,898
Equity attributable to shareholders of Enel Chile	4,958,798,421	4,446,079,918
Share and paid-in capital	3,882,103,470	3,882,103,470
Retained earnings	2,871,345,789	2,917,851,065
Other reserves	(1,794,650,838)	(2,353,874,617)	$ (2,259,335,392)	$ (2,387,421,412)
Non-controlling interests	367,581,094	314,806,354
TOTAL LIABILITIES AND EQUITY	12,719,897,584	11,833,721,036
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	2,104,242,746	1,918,545,247
Cash and cash equivalents	266,287,007	212,823,126
Other current financial assets	18,950,949	65,072,295
Other current non-financial assets	109,757,756	63,169,465
Trade and other receivables, current	802,321,259	912,771,091
Current receivables due from related parties	841,728,683	602,190,049
Inventories	53,363,088	50,938,318
Current tax assets	11,834,004	11,580,903
TOTAL NON-CURRENT ASSETS	7,341,260,924	6,773,894,183
Other non-current financial assets	2,326,422	11,602,385
Other non-current non-financial assets	146,175,121	233,071,238
Trade and other non-current receivables	8,379,685	4,475,497
Non-current receivables due from related parties	78,148,329	153,975,416
Investments accounted for using the equity method	32,703,763	20,010,858
Intangible assets other than goodwill	206,938,335	109,392,412
Goodwill	35,809,083	34,627,899
Property, plant and equipment	6,543,014,783	5,922,784,386
Right-of-use-assets	248,401,576	251,295,312
Deferred tax assets	39,363,827	32,658,780
TOTAL ASSETS	9,445,503,670	8,692,439,430
TOTAL CURRENT LIABILITIES	1,716,804,666	2,065,637,016
Other current financial liabilities	76,438,369	476,577,537
Current lease liabilities	21,668,505	18,751,822
Trade and other payables, current	963,288,430	1,002,109,641
Current Payable to related parties	468,873,905	460,472,605
Other current provisions	30,281,880	22,069,709
Current tax liabilities	121,847,790	62,449,826
Other current non-financial liabilities	34,405,787	23,205,876
TOTAL NON-CURRENT LIABILITIES	3,766,133,706	3,247,604,951
Other non-current financial liabilities	474,209,488	474,491,353
Non-current lease liabilities	245,500,584	217,887,656
Trade and other payables, non-current	549,999	177,737
Non-Current payables to related parties	2,596,422,512	2,098,869,424
Other long-term provisions	178,783,087	205,028,658
Deferred tax liabilities	213,791,517	178,226,692
Non-current provisions for employee benefits	20,413,470	20,635,624
Other non-current non-financial liabilities	36,463,049	52,287,807
TOTAL EQUITY	3,962,565,298	3,379,197,463
Equity attributable to shareholders of Enel Chile	3,962,565,298	3,379,197,463
Share and paid-in capital	1,148,758,198	1,076,103,676
Retained earnings	2,500,583,736	2,202,473,358
Share premiums	85,511,492	85,511,492
Other reserves	227,711,872	15,108,937
TOTAL LIABILITIES AND EQUITY	9,445,503,670	8,692,439,430
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	669,750,788	536,336,504
Cash and cash equivalents	2,697,596	2,940,695
Other current financial assets	24,290	1,120,178
Other current non-financial assets	5,133,403	4,807,040
Trade and other receivables, current	653,308,293	494,896,062
Current receivables due from related parties	3,382,883	24,952,429
Inventories	4,866,498	5,724,742
Current tax assets	337,825	1,895,358
TOTAL NON-CURRENT ASSETS	2,213,624,570	1,849,188,188
Other non-current non-financial assets	1,773,050	3,953,515
Trade and other non-current receivables	1,091,505,544	802,625,706
Intangible assets other than goodwill	74,586,328	77,195,083
Goodwill	2,240,478	2,240,478
Property, plant and equipment	995,156,139	925,450,961
Right-of-use-assets	1,891,693	2,447,477
Deferred tax assets	46,471,338	35,274,968
TOTAL ASSETS	2,883,375,358	2,385,524,692
TOTAL CURRENT LIABILITIES	775,649,811	576,000,954
Other current financial liabilities		962,993
Current lease liabilities	862,709	1,295,890
Trade and other payables, current	495,310,241	295,724,035
Current Payable to related parties	242,621,695	265,096,026
Other current provisions	17,059,475	180,851
Other current non-financial liabilities	19,795,691	12,741,159
TOTAL NON-CURRENT LIABILITIES	1,436,878,152	1,110,485,915
Non-current lease liabilities	1,335,321	1,937,104
Trade and other payables, non-current	965,522,118	595,066,548
Non-Current payables to related parties	407,150,575	482,987,295
Other long-term provisions	36,483,614	6,572,028
Non-current provisions for employee benefits	25,614,934	22,990,764
Other non-current non-financial liabilities	771,590	932,176
TOTAL EQUITY	670,847,395	699,037,823
Equity attributable to shareholders of Enel Chile	670,847,395	699,037,823
Share and paid-in capital	177,568,664	177,568,664
Retained earnings	760,828,097	788,921,243
Share premiums	273,307	273,307
Other reserves	(267,822,673)	(267,725,391)
TOTAL LIABILITIES AND EQUITY	2,883,375,358	2,385,524,692
Material reconciling items [member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(539,774,681)	(83,910,492)
Cash and cash equivalents	114,414,716	347,527,469
Other current financial assets	543,273	1,544,161
Other current non-financial assets	38,272,222	32,520,820
Trade and other receivables, current	34,335,681	41,627,396
Current receivables due from related parties	(802,328,230)	(576,868,353)
Inventories	6,938,987	2,098,819
Current tax assets	68,048,670	67,639,196
TOTAL NON-CURRENT ASSETS	930,793,237	839,667,406
Other non-current financial assets	2,319,881
Other non-current non-financial assets	649,652	1,369,111
Trade and other non-current receivables	59,366,440	96,576,938
Non-current receivables due from related parties	(78,148,329)	(153,975,416)
Investments accounted for using the equity method		5,342,927
Intangible assets other than goodwill	11,823,793	8,422,005
Goodwill	851,193,351	847,596,281
Property, plant and equipment	14,690,145	1,949,473
Investment property	7,175,892	7,340,561
Right-of-use-assets	22,317,706	15,309,766
Deferred tax assets	39,404,706	9,735,760
TOTAL ASSETS	391,018,556	755,756,914
TOTAL CURRENT LIABILITIES	(248,967,076)	152,280,374
Other current financial liabilities	7,267,209	137,474,385
Current lease liabilities	4,354,905	4,090,481
Trade and other payables, current	71,835,861	166,658,289
Current Payable to related parties	(413,193,672)	(262,990,165)
Other current provisions	4,010,440	2,902,150
Current tax liabilities	67,222,361	97,657,386
Other current non-financial liabilities	9,535,820	6,487,848
TOTAL NON-CURRENT LIABILITIES	(52,981,190)	(79,174,446)
Other non-current financial liabilities	1,899,752,615	1,430,021,588
Non-current lease liabilities	20,883,026	24,099,267
Trade and other payables, non-current		290,572
Non-Current payables to related parties	(1,987,668,214)	(1,547,065,500)
Deferred tax liabilities	5,894,993	5,714,029
Non-current provisions for employee benefits	19,569,752	19,193,656
Other non-current non-financial liabilities	376,624
TOTAL EQUITY	692,966,822	682,650,986
Equity attributable to shareholders of Enel Chile	692,966,822	682,650,986
Share and paid-in capital	2,555,776,608	2,628,431,130
Retained earnings	(390,066,044)	(73,543,536)
Share premiums	(85,784,799)	(85,784,799)
Other reserves	(1,386,958,943)	(1,786,451,809)
TOTAL LIABILITIES AND EQUITY	$ 391,018,556	$ 755,756,914